August 4, 2008

VIA EDGAR

The United States Securities
   And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 033-02625
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 31 to the Registration Statement for the Company and the Variable Account which became effective August 1, 2008.

Please contact me at (614) 249-9527 with any questions regarding this filing.

Sincerely,

/s/ STEPHEN F. AYERS

Stephen F. Ayers
Assistant General Counsel
Nationwide Life Insurance Company of America